Reverse Recapitalization	3 Months Ended
Mar. 31, 2022
Noncontrolling Interest [Abstract]
Reverse Recapitalization
Note 6 - Reverse Recapitalization
As discussed in Note 1 - Description of Business, on the Closing Date, Volta Inc. (formerly Tortoise Corp II) consummated the Reverse Recapitalization and Legacy Volta received proceeds of $350.1 million. The proceeds included $300.0 million from certain accredited investors that agreed to purchase 30,000,000 shares of Volta Class A common stock in a private placement in connection with the Reverse Recapitalization (the “PIPE Financing”), and is net of $242.2 million in redemptions from issuance of common stock upon the Closing and includes $9.0 million of transaction costs of which the entire amount was paid by Legacy Volta as of December 31, 2021. Subsequent to the closing, the Company received refunds for the over-payment of transaction costs of $4.1 million as of December 31, 2021. These transaction costs consist of legal, accounting, and other professional services directly related to the Reverse Recapitalization. These one-time direct and incremental transaction costs incurred by the Company were recorded based on the activities to which the costs relate and the structure of the transaction; cost relating to the issuance of equity is recorded as a reduction of the amount of equity raised, presented in additional paid in capital, while all costs related to the warrants were estimated and charged to expense. The cash outflows related to these costs were presented as financing activities on the Company’s consolidated statement of cash flows. On the Closing Date, each holder of Legacy Volta’s Class A common stock received approximately 1.2135 shares of Volta’s Class B common stock, par value $0.0001 per share, and each holder of Legacy Volta’s Class B common stock received approximately 1.2135 shares of the Company’s Class A common stock, par value $0.0001 per share. See Note 11 - Warrants and Note 12 - Stockholders’ (Deficit) Equity and Stock-Based Compensation for additional details of the Company’s stockholders’ equity prior to and subsequent to the Reverse Recapitalization.
All equity awards of Legacy Volta were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s Class A or Class B common stock based on an exchange ratio of approximately 1.2135.
Each Public Warrant and Private Warrant was unexercised at the time of the Reverse Recapitalization and was assumed by the Company and represents the right to purchase shares of the Company’s Class A common stock. Please refer to Note 11 - Warrants for additional detail.
The Reverse Recapitalization was accounted for with Legacy Volta as the accounting acquirer and Tortoise Corp II as the acquired company for accounting purposes. Legacy Volta was determined to be the accounting acquirer since Legacy Volta’s stockholders prior to the Reverse Recapitalization had the greatest voting interest in the combined entity, Legacy Volta comprises all of the ongoing operations and Legacy Volta’s senior management directs operations of the combined entity. Accordingly, all historical financial information presented in the consolidated financial statements represents the accounts of Legacy Volta and its wholly owned subsidiaries. Net assets were stated at historical cost consistent with the treatment of the transaction as a reverse recapitalization of Volta Inc.
Note 5 - Reverse Recapitalization
As discussed in Note 1 - Description of Business, on the Closing Date, Volta Inc. (formerly Tortoise Corp II) consummated the Reverse Recapitalization and Legacy Volta received proceeds of $350.1 million. The proceeds included $300.0 million from certain accredited investors that agreed to purchase 30,000,000 shares of Volta Class A common stock in a private placement in connection with the Reverse Recapitalization (the "PIPE Financing"), and is net of $242.2 million in redemptions from issuance of common stock upon the Closing and includes $9.0 million of transaction costs of which the entire amount was paid by Legacy Volta as of December 31, 2021. These transaction costs consist of legal, accounting, and other professional services directly related to the Reverse Recapitalization. These one-time direct and incremental transaction costs incurred by the Company were recorded based on the activities to which the costs relate and the structure of the transaction; cost relating to the issuance of equity is recorded as a reduction of the amount of equity raised, presented in additional paid in capital, while all costs related to the warrants were estimated and charged to expense. The cash outflows related to these costs were presented as financing activities on the Company’s condensed consolidated statement of cash flows. On the Closing Date, each holder of Legacy Volta’s Class A common stock received approximately 1.2135 shares of Volta’s Class B common stock, par value $0.0001 per share, and each holder of Legacy Volta’s Class B common stock received approximately 1.2135 shares of the Company’s Class A common stock, par value $0.0001 per share. See Note 10 - Warrants, and Note 11 - Stockholders’ (Deficit) Equity and Stock-Based Compensation for additional details of the Company’s stockholders’ equity prior to and subsequent to the Reverse Recapitalization.
All equity awards of Legacy Volta were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s Class A or Class B common stock-based on an exchange ratio of approximately 1.2135.
Each Public Warrant and Private Warrant was unexercised at the time of the Reverse Recapitalization and was assumed by the Company and represents the right to purchase shares of the Company’s Class A common stock. Please refer to Note 10 - Warrants for additional detail.
The Reverse Recapitalization was accounted for with Legacy Volta as the accounting acquirer and Tortoise Corp II as the acquired company for accounting purposes. Legacy Volta was determined to be the accounting acquirer since Legacy Volta’s stockholders prior to the Reverse Recapitalization had the greatest voting interest in the combined entity, Legacy Volta comprises all of the ongoing operations and Legacy Volta’s senior management directs operations of the combined entity. Accordingly, all historical financial information presented in the condensed consolidated financial statements represents the accounts Legacy Volta and its wholly owned subsidiaries. Net assets were stated at historical cost consistent with the treatment of the transaction as a reverse recapitalization of Volta Inc.